Lease	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Lease
14. LEASE

(a)	Prepaid lease payments

As of December 31
2018
RMB’000
The Group’s prepaid lease payments were analyzed for reporting purposes as:
Non-current assets	357,599
Current assets	9,425

367,024

RMB’000
At January 1, 2018	376,449
Amortization charge for the year	(9,425)

At Dec ember 31, 2018	367,024
Transferred to right-of-use assets upon application of IFRS 16	(367,024)

At January 1, 2019 and December 31, 2019	—

Prepaid lease payments represent the rights to use the land (the “Land Use Rights”) in the PRC acquired by the Group. The Group is granted land use rights for a period from 50 to 70 years. They are amortized over the term of the Land Use Rights on a straight line basis. No impairment loss was made to the carrying amounts of the prepaid lease payments for the years ended December 31, 2017 and 201
8
.

(b)	Right-of-use assets

Prepaid land lease payments RMB’000
At January 1, 2019
Carrying amount	367,024

At December 31, 2019
Carrying amount	357,599

USD’000
At December 31, 2019	51,366

For the year ended 31st December, 2019

	RMB’000	USD’000
Depr e ciation charge	9,425	1,354
Lump sum payments were made upfront to acquire the leased land from the owners with lease periods of 50 to 70 years, and no ongoing payments will be made under the terms of these land leases.
No
impairment loss was made to the carrying amounts of the prepaid lease payments for the year ended December 31, 2019.